Annual Fund Operating Expenses - PIMCO Active Bond Exchange-Traded Fund - PIMCO Active Bond Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.55%
Total Annual Fund Operating Expenses	0.55%